Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable	$ 47,026,000		$ 47,026,000		$ 8,678,000	$ 172,000
Defined benefit pension plan under-funded	715,000		715,000		1,497,000
Gain on reduction of pension liability	0	0	2,208,000	0
DD&A expense relating to proved oil and natural gas properties	29,983,000	2,462,000	51,967,000	3,445,000	6,163,000	404,000
Impairment of oil and gas properties	4,605,000		4,605,000		2,081,000	793,000
Ownership percentage in Eclipse I and Eclipse Operating	100.00%		100.00%
Deferred tax liability	94,400,000		94,400,000
Asset retirement obligations credit adjusted discount rates			8.96%		8.96%	8.96%
Number of operating segment			1		1
Costs capitalized in connection with exploratory wells in progress					0	0
Oil and Gas Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
DD&A expense relating to proved oil and natural gas properties	29,600,000	2,200,000	51,400,000	3,200,000	5,900,000	400,000
Other property and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Depreciation	400,000	200,000	600,000	200,000	300,000
Other property and equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, expected lives			5 years		5 years
Other property and equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, expected lives			40 years		40 years
Unproved Oil And Gas Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of oil and gas properties	500,000	0	4,200,000	0	0	800,000
Proved Oil And Gas Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of oil and gas properties	4,605,000	0	4,605,000	0	0	2,100,000
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value of commodity derivative contracts	2,305,000		2,305,000
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers	2	4	2	4	4	1
Unbilled Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable	$ 23,900,000		$ 23,900,000		$ 4,100,000	$ 200,000